Share based compensation (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) Options shares	Mar. 31, 2023 USD ($)
Share based compensation
Value of options and restricted stock units granted | $	$ 317,882	$ 221,287
Number of options granted | Options	0
Number of RSUs granted | shares	0